UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Defiance Connective Technologies ETF
SIXG (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Defiance Connective Technologies ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/sixg. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Connective Technologies ETF	$16	0.30%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$628,370,440
Number of Holdings	51
Net Advisory Fee	$859,394
Portfolio Turnover	13%
30-Day SEC Yield	0.73%
30-Day SEC Yield Unsubsidized	0.73%
Visit https://www.defianceetfs.com/sixg for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Information Technology	85.3%
Communication Services	9.1%
Real Estate	3.9%
Industrials	1.4%
Cash & Other	0.3%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.9%
Broadcom, Inc.	6.0%
NVIDIA Corporation	5.7%
Oracle Corporation	5.6%
Cisco Systems, Inc.	4.1%
Apple, Inc.	4.0%
QUALCOMM, Inc.	3.0%
Arista Networks, Inc.	2.7%
Credo Technology Group Holding, Ltd.	2.7%
Celestica, Inc.	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/sixg.
Defiance Connective Technologies ETF	PAGE 1	TSR-SAR-26922A289

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Connective Technologies ETF	PAGE 2	TSR-SAR-26922A289

Defiance Quantum ETF
QTUM (Principal U.S. Listing Exchange:NASDAQ)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Defiance Quantum ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.defianceetfs.com/qtum. You can also request this information by contacting us at 1-833-333-9383.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Defiance Quantum ETF	$21	0.40%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,576,714,691
Number of Holdings	80
Net Advisory Fee	$2,221,695
Portfolio Turnover	22%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%
Visit https://www.defianceetfs.com/qtum for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Information Technology	79.5%
Industrials	11.5%
Communication Services	6.2%
Health Care	1.2%
Consumer Discretionary	1.2%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.8%
Arqit Quantum, Inc.	1.7%
Oracle Corporation	1.5%
Advanced Micro Devices, Inc.	1.4%
ARM Holdings PLC	1.4%
Marvell Technology, Inc.	1.4%
Global Unichip Corporation	1.4%
Hewlett Packard Enterprise Company	1.4%
Tokyo Electron, Ltd.	1.4%
Juniper Networks, Inc.	1.4%

Top Ten Countries	(% of Net Assets)
United States	69.3%
Japan	9.9%
Taiwan	7.7%
Netherlands	3.8%
United Kingdom	3.1%
France	2.7%
Switzerland	2.6%
China	2.4%
Israel	1.3%
Cash & Other	-2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.defianceetfs.com/qtum.
Defiance Quantum ETF	PAGE 1	TSR-SAR-26922A420

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Defiance ETFs, LLC documents not be householded, please contact Defiance ETFs, LLC at 1-833-333-9383, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Defiance ETFs, LLC or your financial intermediary.
Defiance Quantum ETF	PAGE 2	TSR-SAR-26922A420

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Ticker
Defiance Connective Technologies ETF	SIXG
Defiance Quantum ETF	QTUM

Semi-Annual Financial Statements and Additional Information
June 30, 2025
(Unaudited)

Defiance Connective Technologies ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 9.1%
AST SpaceMobile, Inc.(a)(b)	310,081	$14,490,085
AT&T, Inc.	308,252	8,920,813
Globalstar, Inc.(a)	374,175	8,811,822
Iridium Communications, Inc.	304,801	9,195,846
T-Mobile US, Inc.	31,020	7,390,825
Verizon Communications, Inc.	186,152	8,054,797
		56,864,188
Industrials - 1.4%
CSG Systems International, Inc.	136,426	8,909,982
Information Technology - 85.3%(c)
A10 Networks, Inc.	423,522	8,195,151
Akamai Technologies, Inc.(a)	111,529	8,895,553
Amdocs, Ltd.	99,881	9,113,143
Apple, Inc.	121,833	24,996,477
Arista Networks, Inc.(a)	167,403	17,127,001
ARM Holdings PLC - ADR(a)(b)	81,977	13,258,960
Broadcom, Inc.	136,068	37,507,144
Calix, Inc.(a)	255,685	13,599,885
Celestica, Inc.(a)	98,939	15,445,367
Ciena Corporation(a)	130,097	10,580,789
Cisco Systems, Inc.	370,235	25,686,904
CommScope Holding Company, Inc.(a)	1,671,762	13,842,189
Credo Technology Group Holding, Ltd.(a)	180,887	16,748,327
Datadog, Inc. - Class A(a)	99,807	13,407,074
DigitalOcean Holdings, Inc.(a)(b)	230,407	6,580,424
Dynatrace, Inc.(a)	182,369	10,068,593
Extreme Networks, Inc.(a)	580,363	10,417,516
F5, Inc.(a)	33,441	9,842,355
InterDigital, Inc.(b)	39,828	8,930,633
Juniper Networks, Inc.	248,818	9,935,303
Keysight Technologies, Inc.(a)	63,275	10,368,242
Kingsoft Cloud Holdings, Ltd. - ADR(a)(b)	475,654	5,955,188
Kyndryl Holdings, Inc.(a)(b)	254,506	10,679,072
MACOM Technology Solutions Holdings, Inc.(a)(b)	79,460	11,385,823
Marvell Technology, Inc.	160,907	12,454,202
MaxLinear, Inc.(a)	651,028	9,251,108
N-able, Inc.(a)	1,152,104	9,332,042
NetApp, Inc.	99,151	10,564,539
NetScout Systems, Inc.(a)	395,062	9,801,488
Nokia Oyj - ADR(b)	1,961,224	10,159,140
NVIDIA Corporation	228,337	36,074,963
Oracle Corporation	162,270	35,477,090
Qorvo, Inc.(a)	123,586	10,493,687
QUALCOMM, Inc.	118,900	18,936,014
Radware, Ltd.(a)	354,327	10,431,387
Skyworks Solutions, Inc.	130,041	9,690,655

	Shares	Value
Telefonaktiebolaget LM Ericsson - ADR(b)	1,231,869	$10,446,249
Viasat, Inc.(a)	876,620	12,798,652
Viavi Solutions, Inc.(a)	771,026	7,764,232
		536,242,561
Real Estate - 3.9%
American Tower Corporation	38,360	8,478,327
Crown Castle, Inc.	83,206	8,547,752
Equinix, Inc.	9,282	7,383,553
		24,409,632
TOTAL COMMON STOCKS (Cost $484,016,815)		626,426,363
	Units
SHORT-TERM INVESTMENTS - 11.2%
Investments Purchased with Proceeds from Securities Lending - 10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(d)	68,725,942	68,725,942
	Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25%(d)	1,824,752	1,824,752
TOTAL SHORT-TERM INVESTMENTS (Cost $70,550,694)		70,550,694
TOTAL INVESTMENTS - 110.9% (Cost $554,567,509)		$696,977,057
Liabilities in Excess of Other Assets - (10.9)%		(68,606,617)
TOTAL NET ASSETS - 100.0%		$628,370,440

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $65,490,529.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

Defiance Quantum ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 6.2%
Alphabet, Inc. - Class A	109,048	$19,217,529
Baidu, Inc. - ADR(a)(b)	220,893	18,943,784
Koninklijke KPN NV	4,097,896	19,895,408
Nippon Telegraph & Telephone Corporation	17,905,731	19,090,190
Orange SA	1,339,349	20,304,839
		97,451,750
Consumer Discretionary - 1.2%
Alibaba Group Holding, Ltd. - ADR(b)	160,716	18,226,802
Health Care - 1.2%
RadNet, Inc.(a)	334,180	19,018,184
Industrials - 11.5%
ABB, Ltd.	335,162	19,920,244
Airbus SE	102,935	21,418,310
Booz Allen Hamilton Holding Corporation	192,140	20,007,538
Hitachi, Ltd.	678,225	19,744,097
Honeywell International, Inc.	85,630	19,941,514
Lockheed Martin Corporation	42,356	19,616,758
Mitsubishi Electric Corporation	957,511	20,622,498
Northrop Grumman Corporation(b)	39,593	19,795,708
RTX Corporation	136,372	19,913,040
		180,979,707
Information Technology - 79.5%(c)
Accenture PLC - Class A	60,584	18,107,952
Advanced Micro Devices, Inc.(a)	159,643	22,653,342
Alchip Technologies, Ltd.	197,102	20,882,880
Analog Devices, Inc.	83,160	19,793,743
Applied Materials, Inc.	111,923	20,489,744
ARM Holdings PLC - ADR(a)(b)	137,761	22,281,464
Arqit Quantum, Inc.(a)(b)	712,306	26,376,691
ASML Holding NV(b)	24,659	19,761,476
Asustek Computer, Inc.	848,316	18,701,749
Broadcom, Inc.	76,464	21,077,302
Cadence Design Systems, Inc.(a)	62,955	19,399,583
Cirrus Logic, Inc.(a)	188,360	19,637,472
Cloudflare, Inc. - Class A(a)	107,608	21,072,875
Coherent Corporation(a)	237,254	21,165,429
D-Wave Quantum, Inc.(a)(b)	1,169,947	17,128,024
Elastic NV(a)	232,518	19,608,243
Fujitsu, Ltd.	804,830	19,585,153
Global Unichip Corporation	489,991	21,889,575
Hewlett Packard Enterprise Company	1,061,424	21,706,121
Hon Hai Precision Industry Company, Ltd.	3,701,000	20,397,816

	Shares	Value
Infineon Technologies AG	462,506	$19,607,236
Intel Corporation	935,162	20,947,629
International Business Machines Corporation	68,690	20,248,438
IonQ, Inc.(a)(b)	487,133	20,932,105
Juniper Networks, Inc.	538,687	21,509,772
KLA Corporation	22,174	19,862,139
Lam Research Corporation	212,636	20,697,988
Lattice Semiconductor Corporation(a)	379,126	18,573,383
Marvell Technology, Inc.	283,391	21,934,463
MediaTek, Inc.	436,284	18,668,869
Microchip Technology, Inc.	277,855	19,552,656
Micron Technology, Inc.	166,671	20,542,201
Microsoft Corporation	40,912	20,350,038
MKS Instruments, Inc.	206,461	20,513,965
MongoDB, Inc.(a)	91,822	19,281,702
NEC Corporation	720,605	21,047,682
Nokia Oyj - ADR(b)	3,662,731	18,972,947
NTT Data Group Corporation	701,155	19,411,671
Nutanix, Inc. - Class A(a)	261,084	19,957,261
NVE Corporation	263,548	19,399,768
NVIDIA Corporation	135,397	21,391,372
NXP Semiconductors NV	88,949	19,434,467
ON Semiconductor Corporation(a)	373,481	19,574,139
Onto Innovation, Inc.(a)	193,504	19,530,359
Oracle Corporation	109,640	23,970,593
Palantir Technologies, Inc. - Class A(a)	141,792	19,329,085
QUALCOMM, Inc.	121,259	19,311,708
Quantum Computing, Inc.(a)(b)	1,019,460	19,543,048
Renesas Electronics Corporation	1,415,058	17,525,970
Reply SpA	110,876	19,080,199
Rigetti Computing, Inc.(a)(b)	1,701,241	20,176,718
Salesforce, Inc.	72,727	19,831,926
Snowflake, Inc. - Class A(a)	92,702	20,743,927
STMicroelectronics NV(b)	647,005	19,675,422
Synopsys, Inc.(a)	38,621	19,800,214
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	90,326	20,457,936
Teradata Corporation(a)	871,525	19,443,723
Teradyne, Inc.	222,821	20,036,064
Texas Instruments, Inc.	96,842	20,106,336
Tokyo Electron, Ltd.	112,400	21,539,216
Tower Semiconductor, Ltd.(a)	468,481	20,308,651
Wipro, Ltd. - ADR(b)	6,446,407	19,468,149
		1,254,007,769
TOTAL COMMON STOCKS (Cost $1,429,508,093)		1,569,684,212

The accompanying notes are an integral part of these financial statements.

2

Defiance Quantum ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 10.3%
Investments Purchased with Proceeds from Securities Lending - 9.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(d)	154,400,029	$154,400,029
	Shares
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25%(d)	7,966,669	7,966,669
TOTAL SHORT-TERM INVESTMENTS (Cost $162,366,698)		162,366,698
TOTAL INVESTMENTS - 109.9% (Cost $1,591,874,791)		$1,732,050,910
Liabilities in Excess of Other Assets - (9.9)%		(155,336,219)
TOTAL NET ASSETS - 100.0%		$1,576,714,691

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $152,517,880.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

DEFIANCE ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Defiance Connective Technologies ETF	Defiance Quantum ETF
ASSETS:
Investments, at value	$696,977,057	$1,732,050,910
Dividends receivable	173,265	1,582,782
Dividend tax reclaims receivable	50,027	101,980
Security lending income receivable	41,839	276,485
Total assets	697,242,188	1,734,012,157
LIABILITIES:
Payable upon return of securities loaned	68,725,942	154,400,029
Payable to adviser	145,806	468,395
Payable for investments purchased	—	2,429,042
Total liabilities	68,871,748	157,297,466
NET ASSETS	$ 628,370,440	$1,576,714,691
Net Assets Consists of:
Paid-in capital	$587,556,098	$1,402,425,443
Total distributable earnings	40,814,342	174,289,248
Total net assets	$ 628,370,440	$1,576,714,691
Net assets	$628,370,440	$1,576,714,691
Shares issued and outstanding(a)	11,900,000	17,200,000
Net asset value per share	$52.80	$91.67
Cost:
Investments, at cost	$554,567,509	$1,591,874,791
Loaned securities:
at value (included in investments)	$65,490,529	$152,517,880

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

4

DEFIANCE ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Defiance Connective Technologies ETF	Defiance Quantum ETF
INVESTMENT INCOME:
Dividend income	$3,022,623	$9,505,836
Less: Dividend withholding taxes	(26,049)	(861,556)
Less: Issuance fees	(43,463)	(31,528)
Securities lending income	187,170	1,137,780
Total investment income	3,140,281	9,750,532
EXPENSES:
Investment advisory fee	859,394	2,221,695
Income tax expense	—	504
Total expenses	859,394	2,222,199
Net investment income	2,280,887	7,528,333
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,707,642	(9,154,484)
In-kind redemptions	46,898,396	61,382,414
Foreign currency translation	—	(125,106)
Net realized gain (loss)	51,606,038	52,102,824
Net change in unrealized appreciation (depreciation) on:
Investments	4,796,755	88,464,287
Foreign currency translation	1,181	11,557
Net change in unrealized appreciation (depreciation)	4,797,936	88,475,844
Net realized and unrealized gain (loss)	56,403,974	140,578,668
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 58,684,861	$ 148,107,001

The accompanying notes are an integral part of these financial statements.

5

Defiance ETFs
Statements of Changes in Net Assets

	Defiance Connective Technologies ETF		Defiance Quantum ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$2,280,887	$5,166,923	$7,528,333	$2,664,700
Net realized gain (loss)	51,606,038	83,049,643	52,102,824	105,787,547
Net change in unrealized appreciation (depreciation)	4,797,936	77,217,113	88,475,844	22,902,289
Net increase (decrease) in net assets from operations	58,684,861	165,433,679	148,107,001	131,354,536
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,176,145)	(5,234,544)	(6,703,677)	(2,546,281)
Total distributions to shareholders	(2,176,145)	(5,234,544)	(6,703,677)	(2,546,281)
CAPITAL TRANSACTIONS:
Shares sold	117,675,000	154,175,215	790,938,835	635,812,555
Shares redeemed	(165,517,060)	(270,277,695)	(160,002,275)	(164,114,710)
ETF transaction fees (See Note 7)	—	—	99,593	22,674
Net increase (decrease) in net assets from capital transactions	(47,842,060)	(116,102,480)	631,036,153	471,720,519
Net increase (decrease) in net assets	8,666,656	44,096,655	772,439,477	600,528,774
NET ASSETS:
Beginning of the period	619,703,784	575,607,129	804,275,214	203,746,440
End of the period	$628,370,440	$619,703,784	$1,576,714,691	$804,275,214
SHARES TRANSACTIONS
Shares sold	2,500,000	3,700,000	9,250,000	8,300,000
Shares redeemed	(3,600,000)	(6,750,000)	(1,950,000)	(2,150,000)
Total increase (decrease) in shares outstanding	(1,100,000)	(3,050,000)	7,300,000	6,150,000

The accompanying notes are an integral part of these financial statements.

6

Defiance Connective Technologies ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$47.67	$35.86	$29.88	$41.68	$33.60	$26.20
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.37	0.48	0.46	0.48	0.38
Net realized and unrealized gain (loss) on investments(b)	5.13	11.82	6.00	(11.77)	8.09	7.35
Total from investment operations	5.31	12.19	6.48	(11.31)	8.57	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.38)	(0.50)	(0.49)	(0.47)	(0.31)
Return of capital	—	—	—	—	(0.02)	(0.02)
Total distributions	(0.18)	(0.38)	(0.50)	(0.49)	(0.49)	(0.33)
ETF transaction fees per share (See Note 7)	—	—	—	0.00(c)	—	0.00(c)
Net asset value, end of period	$52.80	$47.67	$35.86	$29.88	$41.68	$33.60
Total return(d)	11.18%	34.10%	21.88%	−27.20%	25.63%	29.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$628,370	$619,704	$575,607	$690,178	$1,383,735	$890,292
Ratio of expenses to average net assets(e)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(e)	0.80%	0.90%	1.49%	1.36%	1.29%	1.35%
Portfolio turnover rate(d)(f)	13%	29%	56%	25%	24%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

Defiance Quantum ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$81.24	$54.33	$39.27	$55.76	$41.44	$29.37
INVESTMENT OPERATIONS:
Net investment income(a)	0.54	0.59	0.49	0.56	0.31	0.22
Net realized and unrealized gain (loss) on investments(b)	10.30	26.81	15.01	(16.48)	14.26	12.06
Total from investment operations	10.84	27.40	15.50	(15.92)	14.57	12.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.49)	(0.44)	(0.57)	(0.24)	(0.19)
Net realized gains	—	—	—	—	(0.03)	(0.02)
Total distributions	(0.42)	(0.49)	(0.44)	(0.57)	(0.27)	(0.21)
ETF transaction fees per share (See Note 7)	0.01	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)
Net asset value, end of period	$91.67	$81.24	$54.33	$39.27	$55.76	$41.44
Total return(d)	13.38%	50.69%	39.60%	−28.56%	35.27%	42.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,576,715	$804,275	$203,746	$102,108	$178,418	$55,941
Ratio of expenses to average net assets(e)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of tax expenses to average net assets(e)	0.00%(f)	—%	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	1.36%	0.93%	1.01%	1.25%	0.61%	0.71%
Portfolio turnover rate(d)(g)	22%	46%	31%	24%	35%	40%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Defiance Connective Technologies ETF and Defiance Quantum ETF are each a diversified series (individually each “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”). The Trust is an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Connective Technologies ETF is to track the total return performance, before fees and expenses, of the BlueStar® Connective Technologies Index. The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Defiance Connective Technologies ETF	March 4, 2019
Defiance Quantum ETF	September 4, 2018

The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the period from January 1, 2025, through June 30, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

9

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Defiance Connective Technologies ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$626,426,363	$—	$—	$626,426,363
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	68,725,942
Money Market Funds	1,824,752	—	—	1,824,752
Total Investments in Securities	$628,251,115	$—	$—	$696,977,057

Defiance Quantum ETF

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$1,569,684,212	$—	$—	$1,569,684,212
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	154,400,029
Money Market Funds	7,966,669	—	—	7,966,669
Total Investments in Securities	$1,577,650,881	$—	$—	$1,732,050,910

Refer to the Schedules of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

10

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year

11

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended December 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Defiance Connective Technologies ETF.	$(89,250,025)	$89,250,025
Defiance Quantum ETF. .	(113,069,529)	113,069,529

K.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

12

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Penserra Capital Management LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other related services necessary for the Funds to operate.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
The Funds pay the Adviser a unified management fee, calculated daily and paid monthly, at the following annual rate based on each Fund’s average daily net assets:

Defiance Connective Technologies ETF	0.30%
Defiance Quantum ETF	0.40%

The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 33 1/3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. Under the terms of the securities lending agreement, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the

13

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Connective Technologies ETF	$65,490,529	$68,725,942
Defiance Quantum ETF	152,517,880	154,400,029

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Net Fees and Interest Earned
Defiance Connective Technologies ETF	$187,170
Defiance Quantum ETF	1,137,780

NOTE 5 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Connective Technologies ETF	$82,135,741	$79,429,891
Defiance Quantum ETF	298,316,990	246,334,567

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.
During the current fiscal period, the in-kind security transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Connective Technologies ETF	$113,833,299	$164,863,862
Defiance Quantum ETF	737,313,406	152,654,985

NOTE 6 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

14

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2024 were as follows:

	Defiance Connective Technologies ETF	Defiance Quantum ETF
Tax cost of investments	$553,298,702	$801,651,708
Gross tax unrealized appreciation	$171,522,240	$75,055,557
Gross tax unrealized depreciation	(36,893,071)	(28,361,231)
Net tax unrealized appreciation (depreciation).	134,629,169	46,694,326
Undistributed ordinary income.	—	136,548
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(150,323,543)	(13,944,950)
Distributable earnings (accumulated losses)	$(15,694,374)	$32,885,924

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and unrealized appreciation on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2024, the Funds did not elect to defer any post-October capital losses. Defiance Hotel, Airline, and Cruise ETF deferred, on a tax basis, $437 of late-year ordinary losses.
As of December 31, 2024, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Connective Technologies ETF	$34,136,202	$116,187,341
Defiance Quantum ETF	4,714,142	9,230,808

During the fiscal period ended December 31, 2024 the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of December 31, 2023.
The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Connective Technologies ETF	$5,234,544	$—	$—
Defiance Quantum ETF	2,546,281	—	—

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital
Defiance Connective Technologies ETF.	$9,381,873	$—	$—
Defiance Quantum ETF.	1,479,435	—	—

15

DEFIANCE ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – PRINCIPAL RISKS
Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Connective Technologies Investment Risk. (Defiance Connective Technologies ETF) Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G, 6G, and other connective technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may not be significantly tied to such technologies. These technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Information Technology Sector Risk. (Defiance Quantum ETF) The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor industry, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

16

DEFIANCE ETFs
TAX INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the fiscal year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Connective Technologies ETF	100.00%
Defiance Quantum ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the year ended December 31, 2024 was as follows:

Defiance Connective Technologies ETF	98.22%
Defiance Quantum ETF	57.98%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Connective Technologies ETF	0.00%
Defiance Quantum ETF	0.00%

17

DEFIANCE ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

18

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Defiance Connective Technologies ETF
Defiance Quantum ETF
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 15-16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (the “Adviser”) and the Trust, on behalf of Defiance Connective Technologies ETF and Defiance Quantum ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-adviser, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by a third-party index provider.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance, for periods ended September 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request,

19

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
In addition, the Board noted that, for each applicable period ended September 30, 2024, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
Defiance Connective Technologies ETF: The Board observed that the Fund outperformed its broad-based benchmark, the S&P 500® Index, over the one-year period ended September 30, 2024, but underperformed the same benchmark over the three-year, five-year, and since inception periods. The Board noted, however, that the Fund seeks to provide investors with exposure to companies whose products or services are predominantly tied to the development of 5G or 6G networking and communication technologies, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the one- and three-year periods ended September 30, 2024, the Fund outperformed the median return of both its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category; however, the Fund slightly outperformed its Peer Group and slightly underperformed its Category Peer Group over the five-year period. The Board took into consideration that the Peer Group is comprised of ETFs in the technology sector, including ETFs that focus on companies in various industries, including semiconductor, fintech, cloud computing, software, internet, and digital infrastructure. The Board also considered the Fund’s performance relative to that of the ETFs in its Selected Peer Group, which included only three ETFs—a mix of actively managed and index-based ETFs with a thematic focus on next generation connectivity, including 5G, internet of things (IoT), and related technologies. The Board noted that the Fund significantly outperformed the funds in its Selected Peer Group over each of the three- and five-year periods ended September 30, 2024, and performed within the range of funds in the Selected Peer Group over the one-year period.
Defiance Quantum ETF: The Board observed that the Fund underperformed its broad-based benchmark, the S&P 500® Index, over the one- and three-year periods ended September 30, 2024, but outperformed the same benchmark over five-year and since inception periods. The Board noted, however, that the Fund seeks to provide investors with exposure to companies that derive significant revenue or operating activity from the development of quantum computing and machine learning technology, not broad exposure to the large-cap U.S. equity market. The Board noted that, for the three- and five-year periods ended September 30, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group, which is comprised of funds in the Morningstar U.S. Fund Technology category; however, over the one-year period, the Fund outperformed its Peer Group but underperformed its Category Peer Group. The Board took into consideration that the Peer Group is comprised of ETFs in the technology sector, including ETFs that focus on companies in various industries, including semiconductor, IoT, software, internet, and digital infrastructure. The Board also considered the Fund’s performance relative to that of its Selected Peer Group, which was comprised of only one index-based ETF with a focus on robotics, automation, and artificial intelligence. The Board noted that the Fund significantly outperformed the fund in the Selected Peer Group over the one-, three-, and five-year periods ended September 30, 2024.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources. The Board noted that each Fund’s net expense ratio was equal to its unified fee.
The Board then compared the net expense ratios of each Fund, as of September 30, 2024, with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Peer Group and Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was lower than the net expense ratios of all of the funds in its Selected Peer Group.

20

DEFIANCE ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

21

DEFIANCE ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Defiance Connective Technologies ETF
Defiance Quantum ETF
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Defiance ETFs, LLC (the “Adviser”), Penserra Capital Management, LLC (the “Sub-Adviser”), and the Trust, on behalf of Defiance Connective Technologies ETF (“SIXG”) and Defiance Quantum ETF (“QTUM”) (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each Fund; (iv) comparative performance, fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference twelve days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its sub-advisory services to those Funds. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and the Sub-Adviser’s oral presentation that it had received and any other information that the Board received at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the January 15-16, 2025, quarterly Board meeting, and deliberated, in light of this information, on the approval of continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation

22

DEFIANCE ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its index before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended December 31, 2024, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
The Board then observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Further, the Board noted that information regarding each Fund’s past investment performance, for periods ended September 30, 2024, had been included in the written materials provided in advance of the Adviser’s 15(c) presentation at the January 15-16, 2025, quarterly Board meeting. The Board then considered the Funds’ performance information for the periods ended December 31, 2024, in light of its prior review of Fund performance at the January 15-16, 2025, quarterly Board meeting.
Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other exchange-traded funds managed by the Sub-Adviser. The Board noted that the Sub-Adviser has an affiliated broker-dealer that may execute a limited amount of the brokerage transactions for the Funds and, consequently, the Sub-Adviser would benefit indirectly from any commissions paid to such affiliated broker-dealer. The Board noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.
The Board then compared the net expense ratios of each Fund with those of the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report. The Board noted that each Fund’s net expense ratio, as of December 31, 2024, was lower than the median net expense ratio of the funds in both its Peer Group and Category Peer Group. In addition, the Board noted that these findings were consistent with its prior review of the Funds’ fees and expenses, which took place during the quarterly Board meeting held on January 15-16, 2025.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee rate does not include asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/8/2025

* Print the name and title of each signing officer under his or her signature.